Share-Based Payments - Schedule of Share-Based Payments Transactions Related to Employee Stock Options and Restricted Shares (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Share-Based Payments Transactions Related to Employee Stock Options and Restricted Shares [Abstract]
Share-based payments	$ 818,500	$ 200,912